Revenue Recognition - Schedule of Disaggregated by Revenue Source (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Total sources of revenue	$ 21,306		$ 41,132
Distributor - Plastic Surgeons Net [Member]
Total sources of revenue			17,045
Direct Sales - Plastic Surgeons Gross [Member]
Total sources of revenue	$ 21,306		$ 24,087